Business Segment and Geographic Data Information (Sales of Principal Products) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Net Sales	$ 16,805	$ 17,146	$ 16,952
Baby and Child Care
Segment Net Sales	7,056	7,054	7,166
Family Care
Segment Net Sales	3,928	4,024	3,991
Professional
Segment Net Sales	2,152	2,385	2,285
Adult Care
Segment Net Sales	1,864	1,809	1,730
Feminine Care
Segment Net Sales	1,721	1,787	1,695
All Other
Segment Net Sales	$ 84	$ 87	$ 85